Intangible Assets (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 10,295
2019	4,289
Net Balance	$ 14,584	$ 308,353